General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General and Administrative Expense [Abstract]
Management fees – related parties	$ 17,723	$ 19,221	$ 18,884
Professional fees (legal and accounting)	1,023	854	832
Directors fees and expenses	802	759	644
Listing fees and expenses	181	101	93
Miscellaneous	2,073	1,563	1,049
Total	$ 21,802	$ 22,498	$ 21,502